Other receivables -Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other receivables
Time deposits pledged as collateral	$ 18,316
Fees Related To Initial Public Offering	8,934	$ 7,898
Fair value of financial assets within non-current receivables	$ 102,400	$ 128,400